Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies

NOTE 5 - COMMITMENTS & CONTINGENCIES

On February 20, 2014, the Company signed a 60-month lease on a 10,000 sq. ft. office/warehouse facility and paid a deposit of $12,600. The monthly base rent is $4,200 increasing 6% every two years for the term of the lease. The property is adequate for all of the Company’s currently planned activities. On January 22, 2018, the Company entered into a 6-month sublease agreement for a portion of the 10,000 sq. ft. office/warehouse facility. The term of the sublease is February 1, 2018 through July 31, 2018 at $2,000 per month. The Company records the sublease income as a reduction of rent expense in the Consolidated Statements of Operations within general and administrative expenses.

Deferred rent payable at March 31, 2018 was $5,667. Deferred rent payable is the sum of the difference between the monthly rent payment and the straight-line monthly rent expense of an operating lease that contains escalated payments in future periods.

Rent expense, net of sublease payments received, for the three months ended March 31, 2018 and 2017 were as follows:

	2018	2017
Rent expense	$13,240	$18,639

NOTE 4 - COMMITMENTS & CONTINGENCIES

On February 20, 2014, the Company signed a 60-month lease on a 10,000 sq. ft. office/warehouse facility and paid a deposit of $12,600. The monthly base rent is $4,200 increasing 6% every two years for the term of the lease. The property is adequate for all of the Company’s currently planned activities.

Deferred rent payable at December 31, 2017 was $6,239. Deferred rent payable is the sum of the difference between the monthly rent payment and the straight-line monthly rent expense of an operating lease that contains escalated payments in future periods.

Rent expense for the years ended December 31, 2017 and 2016, were:

	2017	2016
Rent expense	$52,550	$51,403

At December 31, 2017, rental commitments are as follows:

Years Ending December 31,	Amount
2018	$55,560
2019	18,876
Total	$74,436